RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - The Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 671,123,285	$ 728,953,226
Less: Cumulative deemed distributions of participant loans	(170,016)	(347,005)
Net assets available for benefits per Form 5500	670,953,269	$ 728,606,221
Change in net assets available for benefits per the financial statements	82,342,837
Add: Change in 2024 cumulative deemed distributions of participant loans	347,005
Less: Change in 2025 cumulative deemed distributions of participant loans	(170,016)
Change in net assets available for benefits per Form 5500	$ 82,519,826